Financial results, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial results, net
Interest income	$ 52,680	$ 43,919	$ 17,639
Foreign exchange income	39,772	10,658	1,144
Other financial income	9,146	9,282	9,297
Financial income	101,598	63,859	28,080
Interest expense	(95,185)	(164,288)	(125,533)
Foreign exchange (loss) / income	(203,798)	79,945	112,465
Changes in liability for concessions	(98,480)	(101,488)	(109,103)
Other financial loss	(9,107)	(10,574)	(9,100)
Financial loss	(406,570)	(196,405)	(131,271)
Inflation adjustment	(40,547)	19,459	6,691
Financial results, net	345,519	113,087	96,500
Gains from other financial assets	$ 5,021	$ 5,695	$ 4,990